Note 23 - Finance Income and Expense - Finance Expenses (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Interest expense		$ 1,242	$ 184	$ 238
Other financial cost		263	27
Net fair value loss related to listed equity instruments (1)	[1]		1,485
Total		$ 1,505	$ 1,695	$ 238

[1]	The increase in fair value of listed equity instruments is the net gain from our investments of listed equity instruments in 2019. In 2018, the investments in listed equity instruments resulted in a net loss, classified as a finance expense. See Note 16 for more information.